Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio
September 30, 2021
VCI-NPRT3-1121
1.807732.117
Common Stocks - 100.7%
	Shares	Value ($)
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Adient PLC (a)	20,900	866,305
Automobiles - 7.1%
Automobile Manufacturers - 7.1%
Ferrari NV	5,300	1,108,336
Tesla, Inc. (a)	25,360	19,666,173
		20,774,509
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	21,100	770,783
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	5,736	795,698
Diversified Consumer Services - 0.2%
Education Services - 0.2%
Grand Canyon Education, Inc. (a)	5,100	448,596
Entertainment - 0.3%
Movies & Entertainment - 0.3%
Live Nation Entertainment, Inc. (a)	10,890	992,406
Food & Staples Retailing - 1.6%
Food Distributors - 1.1%
Performance Food Group Co. (a)	28,668	1,331,915
U.S. Foods Holding Corp. (a)	59,000	2,044,940
		3,376,855
Hypermarkets & Super Centers - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	24,807	1,362,400
TOTAL FOOD & STAPLES RETAILING		4,739,255
Hotels, Restaurants & Leisure - 19.3%
Casinos & Gaming - 4.3%
Caesars Entertainment, Inc. (a)	57,431	6,448,353
Churchill Downs, Inc.	14,600	3,505,168
Penn National Gaming, Inc. (a)	37,800	2,738,988
		12,692,509
Hotels, Resorts & Cruise Lines - 8.5%
Airbnb, Inc. Class A	10,100	1,694,275
Booking Holdings, Inc. (a)	2,920	6,931,700
Expedia, Inc. (a)	16,900	2,769,910
Hilton Worldwide Holdings, Inc. (a)	38,600	5,099,446
Lindblad Expeditions Holdings (a)	34,566	504,318
Marriott International, Inc. Class A (a)	32,518	4,815,591
Marriott Vacations Worldwide Corp.	9,699	1,525,944
Wyndham Hotels & Resorts, Inc.	17,900	1,381,701
		24,722,885
Leisure Facilities - 1.0%
Planet Fitness, Inc. (a)	16,990	1,334,565
Vail Resorts, Inc.	4,580	1,529,949
		2,864,514
Restaurants - 5.5%
ARAMARK Holdings Corp.	33,044	1,085,826
Chipotle Mexican Grill, Inc. (a)	1,211	2,201,017
Domino's Pizza, Inc.	2,800	1,335,488
McDonald's Corp.	9,400	2,266,434
Noodles & Co. (a)	96,200	1,135,160
Restaurant Brands International, Inc.	19,400	1,188,568
Ruth's Hospitality Group, Inc. (a)	18,632	385,869
Starbucks Corp.	58,970	6,504,981
		16,103,343
TOTAL HOTELS, RESTAURANTS & LEISURE		56,383,251
Household Durables - 2.5%
Home Furnishings - 0.6%
Purple Innovation, Inc. (a)	34,400	723,088
Tempur Sealy International, Inc.	18,500	858,585
		1,581,673
Homebuilding - 1.9%
D.R. Horton, Inc.	31,600	2,653,452
Lennar Corp. Class A	31,900	2,988,392
		5,641,844
TOTAL HOUSEHOLD DURABLES		7,223,517
Interactive Media & Services - 0.8%
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (a)	495	1,323,392
Facebook, Inc. Class A (a)	3,300	1,119,987
		2,443,379
Internet & Direct Marketing Retail - 25.7%
Internet & Direct Marketing Retail - 25.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	3,500	518,175
Amazon.com, Inc. (a)	20,266	66,574,619
Deliveroo PLC (a)	20,000	77,154
Deliveroo PLC Class A (a)(b)	21,100	81,638
eBay, Inc.	38,439	2,678,045
Farfetch Ltd. Class A (a)(c)	25,300	948,244
Global-e Online Ltd.	3,800	272,840
MercadoLibre, Inc. (a)	1,250	2,099,250
The RealReal, Inc. (a)	72,300	952,914
Wayfair LLC Class A (a)	3,937	1,005,943
		75,208,822
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	2,700	601,425
Multiline Retail - 5.5%
Department Stores - 0.7%
Kohl's Corp.	23,400	1,101,906
Nordstrom, Inc. (a)	36,285	959,738
		2,061,644
General Merchandise Stores - 4.8%
B&M European Value Retail SA	58,570	464,660
Dollar General Corp.	24,200	5,133,788
Dollar Tree, Inc. (a)	29,200	2,795,024
Ollie's Bargain Outlet Holdings, Inc. (a)	27,800	1,675,784
Target Corp.	18,000	4,117,860
		14,187,116
TOTAL MULTILINE RETAIL		16,248,760
Personal Products - 0.0%
Personal Products - 0.0%
Olaplex Holdings, Inc.	5,800	121,800
Road & Rail - 0.8%
Trucking - 0.8%
Lyft, Inc. (a)	25,600	1,371,904
Uber Technologies, Inc. (a)	19,200	860,160
		2,232,064
Specialty Retail - 19.1%
Apparel Retail - 6.4%
American Eagle Outfitters, Inc. (c)	111,605	2,879,409
Aritzia, Inc. (a)	15,700	499,782
Burlington Stores, Inc. (a)	21,854	6,197,139
Ross Stores, Inc.	32,682	3,557,436
TJX Companies, Inc.	72,416	4,778,008
Torrid Holdings, Inc. (c)	16,100	248,423
Victoria's Secret & Co.	13,433	742,308
		18,902,505
Automotive Retail - 0.6%
Carvana Co. Class A (a)	5,500	1,658,470
Home Improvement Retail - 9.5%
Floor & Decor Holdings, Inc. Class A (a)	20,417	2,466,169
Lowe's Companies, Inc.	45,300	9,189,558
The Home Depot, Inc.	49,200	16,150,392
		27,806,119
Specialty Stores - 2.6%
Academy Sports & Outdoors, Inc.	18,321	733,206
Bath & Body Works, Inc.	18,300	1,153,449
Dick's Sporting Goods, Inc.	11,300	1,353,401
Five Below, Inc. (a)	11,516	2,036,144
Sally Beauty Holdings, Inc. (a)	28,400	478,540
Ulta Beauty, Inc. (a)	5,400	1,948,968
		7,703,708
TOTAL SPECIALTY RETAIL		56,070,802
Textiles, Apparel & Luxury Goods - 16.7%
Apparel, Accessories & Luxury Goods - 11.2%
adidas AG	4,121	1,295,051
Canada Goose Holdings, Inc. (a)	9,500	339,243
Capri Holdings Ltd. (a)	183,398	8,878,297
G-III Apparel Group Ltd. (a)	26,500	749,950
Hermes International SCA	369	509,122
Kontoor Brands, Inc.	16,300	814,185
Levi Strauss & Co. Class A	45,700	1,120,107
lululemon athletica, Inc. (a)	8,100	3,278,070
LVMH Moet Hennessy Louis Vuitton SE	2,354	1,686,086
PVH Corp. (a)	58,008	5,962,642
Ralph Lauren Corp.	14,300	1,587,872
Tapestry, Inc.	181,292	6,711,430
		32,932,055
Footwear - 5.5%
Crocs, Inc. (a)	2,300	330,004
Deckers Outdoor Corp. (a)	9,789	3,525,998
NIKE, Inc. Class B	80,370	11,672,135
On Holding AG	1,500	45,195
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,300	391,716
		15,965,048
TOTAL TEXTILES, APPAREL & LUXURY GOODS		48,897,103
TOTAL COMMON STOCKS (Cost $165,373,012)		294,818,475

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e) (Cost $3,912,214)	3,911,823	3,912,214

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $169,285,226)	298,730,689
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(5,835,487)
NET ASSETS - 100.0%	292,895,202

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,638 or 0.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,034,780	39,026,141	40,060,940	576	19	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,677,839	33,152,087	31,917,712	3,691	-	-	3,912,214	0.0%
Total	3,712,619	72,178,228	71,978,652	4,267	19	-	3,912,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.